INCOME TAXES	12 Months Ended
Dec. 31, 2011
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]
13.	INCOME TAXES

The Company is incorporated in the BVI, the laws of which do not require the Company to pay any income taxes or other taxes based on revenue, business activity or assets. The Company has subsidiaries domiciled and operating in other countries and those entities file separate tax returns in the respective jurisdictions in which they are domiciled or operate.

The Company’s subsidiary China Dredging HK is domiciled in Hong Kong and would be subject to statutory profit tax in that jurisdiction of 16.5%. Two of the Company’s subsidiaries, Fujian WangGang and Fujian Service, and Wonder Dredging operate in the PRC, where they are subject to a 25% statutory profit tax. All of the Group’s main income is generated in the PRC.

A reconciliation of the expected income tax expense to the actual income tax expense for the years ended December 31, 2011, 2010 and 2009 was as follows:

	For the Years Ended December 31,
	2011	2010	2009

Income before tax	$126,499,331	$64,790,676	$38,361,249

Expected PRC income tax expense at statutory tax rate of 25%	$31,624,833	$16,197,669	$9,590,312
Add: Non tax deductible expenses	2,061,017	361,231	-
Less: Non-taxable income	(3,565,386)	-	-
Effect of exchange rate	(13,394)	(2,504)	6,339
Actual income tax expense	$30,107,070	$16,556,396	$9,596,651

The PRC tax system is subject to substantial uncertainties and has been subject to recently enacted changes, the interpretation and enforcement of which are also uncertain. There can be no assurance that changes in PRC tax laws or their interpretation or their application will not subject the Group to substantial PRC taxes in future.

No deferred tax liability has been provided as the amount involved is estimated to be immaterial. Fujian Service has analyzed the tax positions taken or expected to be taken in its tax filings and has concluded it has no material liability related to uncertain tax positions.

For the year ended December 31, 2011, 2010 and 2009, there was no unrecognized tax benefit. Management does not anticipate any potential future adjustments in the next twelve months which would result in a material change to its financial tax position. As of December 31, 2011 and 2010, the Group did not accrue any interest and penalties.